Statements of Equity - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment
Beginning balance at Dec. 31, 2019	$ 414			$ 3	$ 403	$ (40)		$ 48
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(10)					(10)
Capital contribution from parent	285				285
Other comprehensive income (loss)	88							88
Other	4				4
Ending balance at Dec. 31, 2020	$ 781	$ 58	$ 781	3	692	(50)	$ 1	136	$ 57
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update [extensible list]	Accounting Standards Update 2018-12 [Member]
Net income (loss)	$ (85)					(85)
Capital contribution from parent	50		50
Other comprehensive income (loss)	(95)							(95)
Dividend of AB Units to parent	(61)				(61)
Other	(1)				(1)
Ending balance at Dec. 31, 2021	647		$ 647	3	680	(134)		98
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(86)					(86)
Capital contribution from parent	150				150
Other comprehensive income (loss)	(480)							(480)
Other	1				1
Ending balance at Dec. 31, 2022	$ 232			$ 3	$ 831	$ (220)		$ (382)